Income Taxes - Composition of deferred tax assets (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Deferred tax assets-non-current:
Net operating tax losses carry forwards	¥ 51,541	¥ 46,031
Allowances of doubtful accounts	12,564	18,702
Investment loss	375
Property and equipment impairment		1,997
Others		299
Total deferred tax assets	64,480	67,029
Less: valuation allowance	(61,617)	(67,029)
Total deferred tax assets, net	2,863
Deferred tax liabilities-non-current:
Unrealized investment gain	(2,863)
Total deferred tax liabilities	(2,863)
Accumulated operating losses		¥ 234,000
Accumulated operating losses expire in 2024	1,000
Accumulated operating losses expire in 2025	55,000
Accumulated operating losses expire in 2026	55,000
Accumulated operating losses expire after 2026	¥ 187,000
HNTE
Deferred tax liabilities-non-current:
Operating loss carryforward period before legislative release in 2018	5 years
Operating loss carryforward period after legislative release in 2018	10 years